Provisions for judicial and administrative proceedings, commitments and other provisions (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
lawsuits and administrative proceedingd related to tax and social security	R$ 4,075,496	R$ 3,993,873
Provisional contribution on financial transaction on customer operations	945,715	924,457
Social security contribution	53,936	51,409
Tax on services	283,528	263,183	R$ 224,631
Main lawsuite losses	29,498,172,000,000
Profit sharing on INSS	7,340,746,000,000
Tax on services ISS	4,145,661,000,000
Non approved compensation	5,351,349,000,000
Amortization of banco goodwill	1,466,444,000,000
Losess on credit operations	1,175,511,000,000
Use of CSLL tax loss and nagative basis	1,092,625
Amortization of banco goodwill banco sudameris	569,114
Capital gain IRPJ and CSLL	496,231,000,000
Civil lawsuits with possible risk of loss	2,380,226,000,000
Civil lawsuits, in the amounts	R$ 496	R$ 496